TIAA-CREF LIFECYCLE 2055 FUND
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF LIFECYCLE 2055 FUND (USD $)	RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF LIFECYCLE 2055 FUND		RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses	[2]	0.92%	0.67%	0.67%
Acquired Fund Fees and Expenses	[3]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.56%	1.41%	1.26%
Waivers and Expense Reimbursements	[4]	0.82%	0.77%	0.77%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.74%	0.64%	0.49%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the estimated expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual shareholder report.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF LIFECYCLE 2055 FUND (USD $)	1 Year	3 Years	5 Years	10 Years
RETIREMENT CLASS	76	355	717	1,737
PREMIER CLASS	65	317	646	1,577
INSTITUTIONAL CLASS	50	270	566	1,407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced portfolio turnover as of the date of this Prospectus because the Fund is newly operational.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2055 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are expected to be as of June 30 of the current year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.50%	· Large-Cap Growth Fund	12.46%
				· Enhanced Large-Cap Growth Index Fund	12.46%
				· Large-Cap Value Fund	12.27%
				· Enhanced Large-Cap Value Index Fund	12.27%
				· Growth & Income Fund	10.50%
				· Small-Cap Equity Fund	5.69%
				· Mid-Cap Value Fund	0.97%
				· Mid-Cap Growth Fund	0.88%
		International Equity	22.50%	· International Equity Fund	8.32%
				· Enhanced International Equity Index Fund	8.31%
				· Emerging Markets Equity Fund	5.87%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Plus Fund	6.00%
				· High-Yield Fund	4.00%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle 2055 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund (which is described in a separate prospectus) or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Fund’s portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying Fund and the benchmark index.

· Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

TIAA-CREF LIFECYCLE INDEX 2055 FUND
RISK/RETURN
INVESTMENT OBJECTIVE
The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF LIFECYCLE INDEX 2055 FUND (USD $)	RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Maximum Account Fee	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF LIFECYCLE INDEX 2055 FUND		RETIREMENT CLASS	PREMIER CLASS	INSTITUTIONAL CLASS
Management Fees		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees	[1]	0.05%	0.15%
Other Expenses	[2]	1.15%	0.90%	0.89%
Acquired Fund Fees and Expenses	[3]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.40%	1.25%	1.09%
Waivers and Expense Reimbursements	[4]	0.95%	0.90%	0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%	0.35%	0.20%
[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the estimated expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual shareholder report.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF LIFECYCLE INDEX 2055 FUND (USD $)	1 Year	3 Years	5 Years	10 Years
RETIREMENT CLASS	46	283	611	1,539
PREMIER CLASS	36	244	538	1,375
INSTITUTIONAL CLASS	20	196	453	1,192

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced portfolio turnover as of the date of this Prospectus because the Fund is newly operational.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2055 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are expected to be as of June 30 of the current year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.50%	· Equity Index Fund	67.50%
		International Equity	22.50%	· International Equity Index Fund	16.63%
				· Emerging Markets Equity Index Fund	5.87%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Index Fund	10.00%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2055 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund (which is described in a separate prospectus) or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2011
Registrant Name	dei_EntityRegistrantName	TIAA-CREF FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001084380
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
TIAA-CREF LIFECYCLE 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced portfolio turnover as of the date of this Prospectus because the Fund is newly operational.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the

Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2055 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are expected to be as of June 30 of the current year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.50%	· Large-Cap Growth Fund	12.46%
				· Enhanced Large-Cap Growth Index Fund	12.46%
				· Large-Cap Value Fund	12.27%
				· Enhanced Large-Cap Value Index Fund	12.27%
				· Growth & Income Fund	10.50%
				· Small-Cap Equity Fund	5.69%
				· Mid-Cap Value Fund	0.97%
				· Mid-Cap Growth Fund	0.88%
		International Equity	22.50%	· International Equity Fund	8.32%
				· Enhanced International Equity Index Fund	8.31%
				· Emerging Markets Equity Fund	5.87%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Plus Fund	6.00%
				· High-Yield Fund	4.00%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle 2055 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund (which is described in a separate prospectus) or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Underlying Fund’s portfolio securities.

· Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

· Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Enhanced Index Risk— Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the Underlying Fund and the benchmark index.

· Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because the Fund is newly operational.
TIAA-CREF LIFECYCLE 2055 FUND | RETIREMENT CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,737
TIAA-CREF LIFECYCLE 2055 FUND | PREMIER CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
TIAA-CREF LIFECYCLE 2055 FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
TIAA-CREF LIFECYCLE INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced portfolio turnover as of the date of this Prospectus because the Fund is newly operational.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver agreement and expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have a specific target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire in or within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, for the Fund will gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in its target retirement year of 2055 and reaching its final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; and Inflation-Protected Assets: 0.00%. Investors should note that the allocations above in this paragraph are expected to be as of June 30 of the current year.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector are listed in the chart below and are expected to be as of June 30 of the current year. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	67.50%	· Equity Index Fund	67.50%
		International Equity	22.50%	· International Equity Index Fund	16.63%
				· Emerging Markets Equity Index Fund	5.87%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	· Bond Index Fund	10.00%
Total	100.00%		100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Lifecycle Index 2055 Fund

Years to Target Date	U.S. Equity	International Equity	Fixed- Income	Inflation- Protected Assets
45	67.50	22.50	10.00	-
40	67.50	22.50	10.00	-
35	67.50	22.50	10.00	-
30	67.50	22.50	10.00	-
25	67.50	22.50	10.00	-
20	61.50	20.50	18.00	-
15	55.50	18.50	26.00	-
10	49.50	16.50	32.00	2.00
5	43.50	14.50	38.00	4.00
0	37.50	12.50	44.00	6.00
-5	33.75	11.25	47.00	8.00
-10	30.00	10.00	50.00	10.00
-15	30.00	10.00	50.00	10.00
-20	30.00	10.00	50.00	10.00
-25	30.00	10.00	50.00	10.00
-30	30.00	10.00	50.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

Lifecycle Index Retirement Income Fund (which is described in a separate prospectus) or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a stable conservative allocation among the Underlying Funds. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	\
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, or the Fund’s portfolio securities, typically is subject to the following principal investment risks:

· Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

· Index Risk—The risk that the Underlying Fund’s performance will not correspond to its benchmark index for any period of time and may underperform such index or the overall stock market. Additionally, to the extent that the Underlying Fund’s investments vary from the composition of its benchmark index, the Underlying Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Underlying Fund merely attempted to replicate the index.

· Equity Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

· Market Risk—The risk that market prices of securities held by the Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions.

· Company Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the security over short or extended periods of time.

· Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from securities of U.S. issuers. This risk may be heightened in emerging or developing markets.

· Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices of issuers in emerging market countries may be volatile and difficult to determine. Securities of issuers in these countries may be less liquid than securities of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

· Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

· Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

· Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

· Fixed-Income Securities Risk—A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

· Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

· Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

· Credit Risk (a type of Company Risk)—The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

· Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Underlying Fund to properly value the portfolio securities in which it invests and that the Underlying Fund may not be able to purchase or sell a security at an attractive price, if at all.

· Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Underlying Fund’s income.

· Prepayment Risk—The risk that during periods of falling interest rates, borrowers pay off their mortgage loans sooner than expected, forcing the Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

· Extension Risk—The risk that during periods of rising interest rates, borrowers pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

· Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed bonds decline because of a decline in inflation (or deflation) or changes in investors’ inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

· Active Management Risk—The risk that securities selection by the Fund or an Underlying Fund’s investment adviser could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

· Quantitative Analysis Risk—The risk that stocks selected by the Fund or the Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

· Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Underlying Funds may use futures and options, and the Underlying Funds may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund or an Underlying Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund because the Fund is newly operational. Once the Fund has completed one calendar year of operations, its performance information will become available.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund because the Fund is newly operational.
TIAA-CREF LIFECYCLE INDEX 2055 FUND | RETIREMENT CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[5]
Other Expenses	rr_OtherExpensesOverAssets	1.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,539
TIAA-CREF LIFECYCLE INDEX 2055 FUND | PREMIER CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
TIAA-CREF LIFECYCLE INDEX 2055 FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[5]
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,192

[1]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[2]	Other Expenses are estimates for the current fiscal year because the Fund is newly operational.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the estimated expenses of the underlying funds in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because the expenses reduce the performance of the underlying funds in which the Fund invests. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual shareholder report.
[4]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.
[5]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012. This agreement may not be continued after that date.
[6]	Teachers Advisors, Inc. ("Advisors"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.35% of average daily net assets for Retirement Class shares; (ii) 0.25% of average daily net assets for Premier Class shares; and (iii) 0.10% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012 unless changed with approval of the Board of Trustees.